Derivative Financial Instruments (Details 2) (Predecessor, USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in hedges recorded in OCI related to derivative instruments
Net changes in cash flow hedges, Income tax effect	$ (1,118)	$ (4,394)	$ (3,588)
Net changes in cash flow hedges, net of taxes	2,050	8,054	6,832
De-designated hedges
Changes in hedges recorded in OCI related to derivative instruments
Amounts reclassified from AOCI	416	1,130	1,130
Interest rate swap agreements
Changes in hedges recorded in OCI related to derivative instruments
Effective portion of change in fair market value of derivatives	2,752	11,318	9,290
Interest rate swap agreements | Cash flow hedges
Amounts included in cash flow hedge activity
Effective portion of the unrealized loss on derivative position recorded in OCI	(93)	(677)	(8,422)
Interest rate swap agreements | Cash flow hedges | Interest expense
Amounts included in cash flow hedge activity
Amounts reclassified from AOCI into interest expense	$ 2,845